WPG Partners Select Small Cap Value Fund
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 96.6%	Shares	Value
Communication Services - 2.0%
IAC, Inc. (a)	101,866	$3,572,441

Consumer Discretionary - 13.9%
Academy Sports & Outdoors, Inc.	66,602	3,213,547
Driven Brands Holdings, Inc. (a)	272,922	3,987,390
Holley, Inc. (a)	1,035,519	4,411,311
Matthews International Corp. - Class A	76,919	1,887,592
National Vision Holdings, Inc. (a)	201,358	5,809,178
Tri Pointe Homes, Inc. (a)	160,763	5,485,234
		24,794,252

Energy - 6.5%
BKV Corp. (a)	251,115	6,933,285
Liberty Energy, Inc.	119,559	2,125,759
National Energy Services Reunited Corp. (a)	183,677	2,560,457
		11,619,501

Financials - 16.1%
American Integrity Insurance Group, Inc. (a)	143,498	3,033,548
BGC Group, Inc. - Class A	423,667	3,685,903
Perella Weinberg Partners	185,628	3,389,567
Prosperity Bancshares, Inc.	111,647	7,671,265
SLM Corp.	193,091	5,657,566
Webster Financial Corp.	89,571	5,338,432
		28,776,281

Health Care - 15.1%
AMN Healthcare Services, Inc. (a)	136,562	2,273,757
Cytek Biosciences, Inc. (a)	452,757	2,558,077
Enovis Corp. (a)	87,787	2,657,313
Innoviva, Inc. (a)	187,530	4,075,027
Mesa Laboratories, Inc.	28,481	2,284,176
PTC Therapeutics, Inc. (a)	44,509	3,827,329
Teleflex, Inc.	81,483	9,323,285
		26,998,964

Industrials - 18.2%
BrightView Holdings, Inc. (a)	198,748	2,508,200
Custom Truck One Source, Inc. (a)	570,537	3,645,731
Gibraltar Industries, Inc. (a)	62,519	3,123,449
Maximus, Inc.	59,962	5,162,129
MYR Group, Inc. (a)	13,960	3,131,507
Proficient Auto Logistics, Inc. (a)	309,626	2,526,548
Regal Rexnord Corp.	24,080	3,515,439
TAT Technologies Ltd. (a)	13,482	517,979
TrueBlue, Inc. (a)	294,770	1,444,373
Tutor Perini Corp. (a)	41,882	2,871,011
V2X, Inc. (a)	74,362	4,078,756
		32,525,122

Information Technology - 14.3%
8x8, Inc. (a)	1,072,955	2,081,533
Alpha & Omega Semiconductor Ltd. (a)	100,211	2,032,279
NCR Voyix Corp. (a)	570,261	5,765,339
Onto Innovation, Inc. (a)	30,160	4,317,706
Silicon Motion Technology Corp. - ADR	54,960	4,889,241
Teradata Corp. (a)	229,377	6,569,357
		25,655,455

Materials - 6.9%
Century Aluminum Co. (a)	74,680	2,238,160
Ingevity Corp. (a)	59,917	3,129,465
Kronos Worldwide, Inc.	403,582	2,046,161
thyssenkrupp AG	453,583	4,962,970
		12,376,756

Real Estate - 3.6%
Broadstone Net Lease, Inc.	239,231	4,203,288
Newmark Group, Inc. - Class A	131,373	2,283,263
		6,486,551
TOTAL COMMON STOCKS (Cost $157,055,703)		172,805,323

TOTAL INVESTMENTS - 96.6% (Cost $157,055,703)		172,805,323
Other Assets in Excess of Liabilities - 3.4%		6,130,889
TOTAL NET ASSETS - 100.0%		$178,936,212

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR - American Depositary Receipt

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

WPG Partners Select Small Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$167,842,353	$4,962,970	$–	$172,805,323
Total Investments	$167,842,353	$4,962,970	$–	$172,805,323

Refer to the Schedule of Investments for further disaggregation of investment categories.